Leasing Arrangements - Assets and Liabilities (Details) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Assets:
Operating lease right-of-use assets		$ 11,243	$ 13,052
Finance lease right-of-use assets, location		Property and equipment, net	Property and equipment, net
Finance lease right-of-use assets		$ 46	$ 47
Total leased assets		11,289	13,099
Current liabilities
Operating lease liabilities		$ 931	$ 888
Operating lease liabilities location		Total current liabilities	Total current liabilities
Finance lease liabilities		$ 5	$ 5
Finance lease liabilities location		Total current liabilities	Total current liabilities
Total current liabilities	[1]	$ 936	$ 893
Non-current liabilities
Operating lease obligations		$ 15,565	$ 17,888
Operating lease obligations location		Total non-current liabilities	Total non-current liabilities
Finance lease obligations		$ 33	$ 38
Finance lease obligations location		Total non-current liabilities	Total non-current liabilities
Total non-current liabilities	[1]	$ 15,598	$ 17,926
Total lease obligations		16,534	18,819
Finance lease right-of-use assets, accumulated amortization		$ 26	$ 22

[1]	See Note 27 for disclosure of related party amounts.